Balances and Transactions with Related Parties and Affiliated Companies - Additional Information (Detail) - MXN ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
FEMSA [member]
Statement [LineItems]
Purchases and other expenses of coca cola femsa	$ 3,436	$ 3,638
Coca Cola Company [member]
Statement [LineItems]
Purchases of concentrate from The Coca-Cola Company	15,097	16,213
Heineken group [member]
Statement [LineItems]
Purchases of raw material, beer and operating expenses from Heineken	$ 7,282	$ 8,393